Non-controlling interests (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-controlling Interests
Profit attributable to non-controlling interests	R$ 49,499	R$ 52,382	R$ 31,272
Comprising:
Santander Leasing S.A. Arrendamento Mercantil
Banco PSA Finance Brasil S.A.	8,068	11,657	12,688
Rojo Entretenimento S.A.	697	530	(148)
Banco Hyundai Capital	50,530	41,107	21,563
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	(6,774)	(3,182)	1,569
Toro Corretora de Títulos e Valores Mobiliários Ltda.	(3,212)	2,693	(4,400)
Toro Investimentos S.A.	3,253	1,229
Solution 4Fleet Consultoria Empresarial S.A.	(1,785)	(1,023)
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	R$ (1,278)	R$ (629)